EATON VANCE CURRENCY INCOME ADVANTAGE FUND

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND
Supplement to Prospectus dated March 1, 2015

1.

The following changes are effective September 30, 2015:

a.

The following replaces the table under “Class A Front-End Sales Charge.” in “Sales Charges” for Eaton Vance Global Macro Absolute Return Fund and Eaton Vance Global Macro Absolute Return Advantage Fund:

For Global Macro Absolute Return Fund and Global Macro Absolute Advantage Fund Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 or more	0.00	0.00	0.00

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

b.

The following replaces the table under “Class A Front-End Sales Charge.” in “Sales Charges” for Eaton Vance Short Duration Strategic Income Fund:

For Short Duration Strategic Income Fund Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	0.00	0.00	0.00

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

c.

The following replaces the first paragraph under “Contingent Deferred Sales Charge.” in “Sales Charges”:

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. The CDSC generally is paid to the principal underwriter. Class A shares of each Fund except Global Macro Absolute Return Fund, Global Macro Absolute Return Advantage Fund and Short Duration Strategic Income Fund purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

d.

The following replaces “Distribution and Service Fees.” in “Sales Charges”:

Distribution and Service Fees. Class A, Class B, Class C and Class R shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B, Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.30% (0.25% in the case of Short Duration Strategic Income Fund) of average daily net assets annually. Except as noted below, after the sale of Class A shares, the principal underwriter receives the Class A distribution and service fees and, for each Fund, after the sale of Class B and Class C shares the principal underwriter receives the Class B and Class C service fees for one year. Thereafter financial intermediaries generally receive from the principal underwriter 0.25% annually of average daily net assets based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries.  For Class A shares of Global Macro Absolute Return Fund, Global Macro Absolute Return Advantage Fund and Short Duration Strategic Income Fund sold in amounts of $250,000 or more, immediately after sale, the principal underwriter generally pays distribution and service fees of 0.25% of average daily net assets annually to financial intermediaries based on the then current value of shares sold by such intermediaries.  After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

August 21, 2015	19436 8.21.15

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND
Supplement to Prospectus dated March 1, 2015

1.

The following changes are effective September 30, 2015:

a.

Eaton Vance Government Obligations Fund is hereby removed from the first table and the following is added as a table under “Class A Front-End Sales Charge.” in “Sales Charges” for Eaton Vance Government Obligations Fund:

For Government Obligations Fund Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 or more	0.00	0.00	0.00

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

b.

The following replaces the table under “Class A Front-End Sales Charge.” in “Sales Charges” for Eaton Vance Short Duration Government Income Fund and Eaton Vance Short Duration High Income Fund:

For Short Duration Government Income Fund and Short Duration High Income Fund Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	0.00	0.00	0.00

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

c.

The following replaces the first paragraph under “Contingent Deferred Sales Charge.” in “Sales Charges”:

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. The CDSC generally is paid to the principal underwriter. Class A shares of each Fund except Government Obligations Fund, Short Duration Government Income Fund and Short Duration High Income Fund purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

d.

The following replaces “Distribution and Service Fees.” in “Sales Charges”:

Distribution and Service Fees. Class A, Class B, Class C and Class R shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% (0.60% for Short Duration Government Income Fund’s Class C shares) of average daily net assets annually. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% (3% in the case of Short Duration Government Income Fund) and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% (0.50% for Short Duration Government Income Fund) of the value of Class C shares in annual distribution fees. Class B, Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. Except as noted below, after the sale of Class A shares, the principal underwriter receives the Class A distribution and service fees and, for each Fund, after the sale of Class B and Class C shares the principal underwriter receives the Class B and Class C service fees for one year.  Thereafter financial intermediaries generally receive 0.25% annually of average daily net assets based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries.  For Class A shares of Government Obligations Fund, Short Duration Government Income Fund and Short Duration High Income Fund sold in amounts of $250,000 or more, immediately after sale, the principal underwriter generally pays distribution and service fees of 0.25% of average daily net assets annually to financial intermediaries based on the then current value of shares sold by such intermediaries.  After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

August 21, 2015	19437 8.21.15

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND
Supplement to Prospectus dated March 1, 2015

1.

The following changes are effective September 30, 2015:

a.

The following replaces the table under “Class A Front-End Sales Charge.” in “Sales Charges” for Eaton Vance Multi-Strategy Absolute Return Fund:

For Multi-Strategy Absolute Return Fund Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 or more	0.00	0.00	0.00

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

b.

The following replaces the first paragraph under “Contingent Deferred Sales Charge.” in “Sales Charges”:

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. The CDSC generally is paid to the principal underwriter. Class A shares of Multi-Strategy All Market Fund purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

c.

The following replaces “Distribution and Service Fees.” in “Sales Charges”:

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. Except as noted below, after the sale of Class A shares, the principal underwriter receives the Class A distribution and service fees and, for each Fund, after the sale of Class B and Class C shares the principal underwriter receives the Class B and Class C service fees for one year.  Thereafter financial intermediaries generally receive 0.25% annually of average daily net assets based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries.  For Class A shares of Multi-Strategy Absolute Return Fund sold in amounts of $250,000 or more, immediately after, the principal underwriter generally pays distribution and service fees of 0.25% of average daily net assets annually to financial intermediaries based on the then current value of shares sold by such intermediaries.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

August 21, 2015	19438 8.21.15